Stockholders' Equity (Summary of Stock Options Outstanding and Related Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options Outstanding
Exercised (in Shares)		0
Stock Options [Member]
Number of Options Outstanding
Outstanding, beginning balance (in Shares)	3,865,440	3,865,440	3,156,948
Granted (in Shares)	2,319,263		890,000
Exercised (in Shares)			(32,451)
Forfeited (in Shares)			(149,057)
Outstanding, ending balance (in Shares)	6,184,703	3,865,440	3,865,440	3,156,948
Exercisable options (in Shares)	4,201,370	3,441,273	3,175,803
Vested during the year (in Shares)		265,470	517,254
Vested and expected to vest (in Shares)		3,813,747	3,693,029
Non-vested options (in Shares)		206,772	689,637
Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (in Dollars per Share)	$ 0.22	$ 0.22	$ 0.10
Granted (in Dollars per Share)			$ 0.62
Exercised (in Dollars per Share)			$ 0.10
Forfeited (in Dollars per Share)			$ 0.10
Options outstanding, ending balance (in Dollars per Share)		$ 0.22	$ 0.22	$ 0.10
Exercisable options (in Dollars per Share)		$ 0.17	$ 0.14
Vested during the year (in Dollars per Share)		$ 0.53	$ 0.35
Vested and expected to vest (in Dollars per Share)		$ 0.33	$ 0.21
Non-vested options (in Dollars per Share)		$ 0.62	$ 0.58
Weighted Average Exercise Price Per Share
Outstanding, beginning balance (in Dollars per Share)	$ 0.34	$ 0.34	$ 0.14
Granted (in Dollars per Share)	$ 0.70		$ 1.00
Exercised (in Dollars per Share)			$ 0.06
Forfeited (in Dollars per Share)			$ 0.08
Outstanding, ending balance (in Dollars per Share)	$ 0.48	$ 0.34	$ 0.34	$ 0.14
Exercisable options (in Dollars per Share)	$ 0.34	$ 0.26	$ 0.21
Vested during the year (in Dollars per Share)		$ 0.85	$ 0.58
Vested and expected to vest (in Dollars per Share)		$ 0.33	$ 0.31
Non-vested options (in Dollars per Share)		$ 1.00	$ 0.94
Weighted Average Remaining Contractual Life (Years)
Outstanding (in Duration)	7 years 4 months 21 days	6 years 11 months 23 days	6 years 9 months 11 days	7 years 2 months 23 days
Granted (in Duration)	9 years 11 months 12 days
Exercisable options (in Duration)	6 years 3 months 7 days	5 years 8 months 19 days	6 years 6 months 18 days